Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Information Necessary to Calculate EPS

The following table presents information necessary to calculate the EPS for the years ended December 31, 2017, 2016 and 2015:

	2017		2016		2015
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in million pesos)
Consolidated net income attributable to equity holders of PLDT	13,371	13,371	20,006	20,006	22,065	22,065
Dividends on preferred shares (Note 20)	(59)	(59)	(59)	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT	13,312	13,312	19,947	19,947	22,006	22,006
	(in thousands, except per share amounts which are in pesos)
Weighted average number of common shares	216,056	216,056	216,056	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT	61.61	61.61	92.33	92.33	101.85	101.85